UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21342

Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY		10022
(Address of principal executive offices)		(Zip code)

Bradley Tank, Chief Executive Officer of Lehman Brothers Asset Management Inc. 399 Park Avenue., New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 526-7000

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

Lehman Brothers First Trust Income Opportunity Fund — SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Asset Backed Securities — 3.0% of Total Net Assets
	Airlines — 3.0%
$2,620,889	Continental Airlines, Inc., Pass-Through Certificates, Series 2004-ERJ1, Class A
	9.558%, 9/01/2019	BBB	Ba	NR	$2,603,197
2,805,000	Delta Airlines, Inc., Pass-Through Certificates, Series 2000-1, Class A2
	7.570%, 11/18/2010	BB	Ba	B	2,708,474

	Total Asset Backed Securities (Identified Cost $5,232,816)				5,311,671

Principal		S&P	Moody’s	Fitch
Amount	Description	Ratings	Ratings	Ratings	Value
Corporate Debt — 140.9% of Total Net Assets
	Automotive — 8.6%
$2,000,000	Ford Motor Co., Global Note
	7.450%, 7/16/2031	BB	Ba	BBB	$1,560,000
1,500,000	Ford Motor Credit Co., Global Note
	7.875%, 6/15/2010	BB	Baa	BBB	1,459,665
5,830,000	General Motors Acceptance Corp., Global Note
	6.875%, 9/15/2011	BB	Ba	BB	5,303,044
2,690,000	General Motors Acceptance Corp., Note
	8.000%, 11/01/2031	BB	Ba	BB	2,348,825
2,000,000	General Motors Acceptance Corp., Senior Note
	7.000%, 2/01/2012	BB	Ba	BB	1,806,158
2,950,000	Navistar International Corp., Senior Note
	7.500%, 6/15/2011	BB	Ba	BB	2,979,500
					15,457,192
	Beverages, Food & Tobacco — 0.7%
140,000	Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc., Senior Subordinated Note
	10.750%, 2/15/2011	B	B	NR	156,800
1,000,000	Del Monte Corp., Senior Subordinated Note
	8.625%, 12/15/2012	B	B	BB	1,075,000
					1,231,800
	Building Materials — 0.7%
1,460,000	Nortek, Inc., Senior Subordinated Note
	8.500%, 9/01/2014	CCC	Caa	NR	1,343,200
	Chemicals — 4.1%
1,155,000	Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
	10.625%, 5/01/2011	BB	B	B	1,258,950
2,910,000	Methanex Corp., Senior Note
	8.750%, 8/15/2012	BBB	Ba	BBB	3,321,037
2,000,000	Millennium America, Inc., Senior Note
	9.250%, 6/15/2008	BB	B	BB	2,150,000
610,000	PQ Corp., Senior Subordinated Note, 144A
	7.500%, 2/15/2013	B	B	NR	591,700
					7,321,687

	Commercial Services — 8.2%
1,400,000	Allied Waste North America, Senior Note, 144A
	7.250%, 3/15/2015	BB	B	B	1,379,000
1,795,000	Cardtronics, Inc., Senior Subordinated Note, 144A
	9.250%, 8/15/2013	B	Caa	NR	1,835,387
1,014,000	Coinmach Corp., Senior Note
	9.000%, 2/01/2010	CCC	B	NR	1,036,815
2,945,000	Knowledge Learning Corp., Inc., Senior Subordinated Note, 144A
	7.750%, 2/01/2015	B	B	NR	2,886,100
3,105,000	Language Line, Inc., Note
	11.125%, 6/15/2012	CCC	Caa	NR	2,856,600
3,105,000	Monitronics International, Inc., Senior Subordinated Note
	11.750%, 9/01/2010	B	B	NR	3,136,050
1,595,000	Service Corp. International/US, Senior Note, 144A
	7.000%, 6/15/2017	BB	Ba	NR	1,610,950
					14,740,902
	Communications — 3.0%
3,365,000	Intelsat Bermuda, Ltd., Senior Note, 144A
	8.625%, 1/15/2015	B	B	B	3,432,300
1,000,000	L-3 Communications Corp., Senior Subordinated Note
	7.625%, 6/15/2012	BB	Ba	BB	1,050,000
1,345,000	PanAmSat Holding Corp., Senior Note, Step-Up
	0.000%/10.375%, 11/01/2014 (b)	B	B	NR	928,050
					5,410,350
	Computers — 1.6%
2,860,000	Sungard Data Systems, Inc., Senior Note, 144A
	9.125%, 8/15/2013	B	B	B	2,963,675
	Containers & Packaging — 4.1%
510,000	Crown European Holdings SA, Senior Secured Note
	9.500%, 3/01/2011	B	B	NR	558,450
3,160,000	Crown European Holdings SA, Senior Secured Note
	10.875%, 3/01/2013	B	B	NR	3,665,600
3,000,000	Owens-Brockway Glass Container, Senior Secured Note
	8.750%, 11/15/2012	BB	B	BB	3,240,000
					7,464,050
	Cosmetics & Personal Care — 1.2%
1,985,000	Playtex Products, Inc., Senior Secured Note
	8.000%, 3/01/2011	B	B	NR	2,079,287
	Electric Utilities — 14.9%
4,305,000	AES Corp. (The), Senior Secured Note, 144A
	8.750%, 5/15/2013	B	Ba	BB	4,713,975
535,000	Calpine Corp., Senior Note
	8.750%, 7/15/2007	CCC	Caa	CCC	331,700
8,036,000	Calpine Corp., Senior Note, 144A, (FRN)
	9.349%, 7/15/2007	B	NR	B	6,147,540
2,250,000	CMS Energy Corp., Senior Note
	7.750%, 8/01/2010	B	B	B	2,418,750
440,000	Edison Mission Energy Corp., Senior Note
	9.875%, 4/15/2011	B	B	B	521,400
1,785,000	Midwest Generation LLC, Senior Secured Note
	8.750%, 5/01/2034	B	B	B	1,988,044

1,410,000	Mission Energy Holding Co., Senior Secured Note
	13.500%, 7/15/2008	CCC	B	B	1,660,275
2,610,000	Reliant Energy, Inc., Senior Secured Note
	9.500%, 7/15/2013	B	B	BB	2,884,050
3,000,000	TECO Energy, Inc., Note
	7.500%, 6/15/2010	BB	Ba	BB	3,225,000
3,175,000	TXU Corp., Series Q, Senior Note
	6.500%, 11/15/2024	BB	Ba	BBB	2,974,273
					26,865,007
	Electronics — 1.6%
945,000	Freescale Semiconductor, Inc., Senior Note
	7.125%, 7/15/2014	BB	Ba	BB	1,006,425
1,720,000	Xerox Corp., Note
	7.625%, 6/15/2013	BB	Ba	BB	1,827,500
					2,833,925
	Entertainment & Leisure — 11.4%
2,400,000	AMF Bowling Worldwide, Inc., Senior Subordinated Note
	10.000%, 3/01/2010	CCC	Caa	NR	2,388,000
715,000	Blockbuster, Inc., Senior Subordinated Note, 144A
	9.000%, 9/01/2012	CCC	Caa	CC	589,875
1,150,000	Choctaw Resort Development Enterprise, Senior Note, 144A
	7.250%, 11/15/2019	BB	B	NR	1,154,312
3,165,000	Chukchansi Economic Development Authority, Senior Note, 144A
	14.500%, 6/15/2009	NR	NR	NR	3,813,825
2,000,000	Chumash Casino & Resort Enterprise, Senior Note, 144A
	9.000%, 7/15/2010	BB	Ba	NR	2,140,000
2,230,000	Marquee, Inc., Series B, Senior Note
	8.625%, 8/15/2012	B	B	NR	2,241,150
1,400,000	Mohegan Tribal Gaming Authority, Senior Subordinated Note
	7.125%, 8/15/2014	B	Ba	NR	1,449,000
790,000	Royal Caribbean Cruises, Ltd., Senior Note
	7.500%, 10/15/2027	BB	Ba	NR	841,350
3,510,000	Station Casinos, Inc., Senior Subordinated Note
	6.875%, 3/01/2016	B	Ba	NR	3,558,262
3,475,000	WMG Holdings Corp., Senior Note, Step-Up
	0.000%/9.500%, 12/15/2014 (b)	B	Caa	NR	2,432,500
					20,608,274
	Financial Services — 0.7%
1,340,000	American Real Estate, Senior Note 144A
	7.125%, 2/15/2013	BB	Ba	NR	1,340,000
	Forest Products & Paper — 5.7%
4,370,000	Abitibi-Consolidated, Inc., Guaranteed Note
	8.375%, 4/01/2015	BB	Ba	NR	4,293,525
755,000	Associated Materials, Inc., Senior Subordinated Note
	9.750%, 4/15/2012	CCC	Caa	NR	730,462
1,030,000	Domtar, Inc., Note
	7.875%, 10/15/2011	BB	Ba	NR	1,019,603
1,260,000	Georgia-Pacific Corp., Note
	7.750%, 11/15/2029	BB	Ba	BB	1,351,350

2,000,000	Georgia-Pacific Corp., Senior Note
	8.875%, 2/01/2010	BB	Ba	BB	2,230,000
650,000	Georgia-Pacific Corp., Senior Note
	9.375%, 2/01/2013	BB	Ba	BB	724,750
					10,349,690
	Health Care Providers — 8.7%
2,185,000	HCA, Inc., Note
	7.500%, 11/06/2033	BB	Ba	BB	2,179,957
1,785,000	Rural/Metro Corp., Senior Subordinated Note, 144A
	9.875%, 3/15/2015	CCC	Caa	NR	1,901,025
1,350,000	Select Medical Corp., Senior Note, 144A, (FRN)
	9.933%, 9/15/2015	B	Caa	NR	1,343,250
2,485,000	Spheris, Senior Subordinated Note, 144A
	11.000%, 12/15/2012	CCC	Caa	NR	2,398,025
1,000,000	Tenet Healthcare Corp., Senior Note, 144A
	9.250%, 2/01/2015	B	B	B	1,010,000
4,165,000	US Oncology Holdings, Inc., Senior Note, 144A, (FRN)
	9.264%, 3/15/2015	B	Caa	NR	4,102,525
2,500,000	US Oncology, Inc., Senior Note
	9.000%, 8/15/2012	B	B	NR	2,700,000
					15,634,782
	Heavy Machinery — 1.5%
1,040,000	Mueller Group, Inc., Senior Subordinated Note
	10.000%, 5/01/2012	B	Caa	NR	1,102,400
2,280,000	Mueller Holdings, Inc., Senior Note, Step-Up
	0.000%/14.750%, 4/15/2014 (b)	B	NR	NR	1,664,400
					2,766,800
	Home Construction, Furnishings & Appliances — 2.1%
655,000	Beazer Homes USA, Inc., Senior Note
	8.375%, 4/15/2012	BB	Ba	BB	691,025
560,000	K Hovnanian Enterprises, Inc., Senior Note
	8.000%, 4/01/2012	BB	Ba	BB	581,700
1,255,000	Simmons Bedding Co., Senior Subordinated Note
	7.875%, 1/15/2014	B	Caa	NR	1,154,600
1,255,000	Standard-Pacific Corp., Senior Note
	7.750%, 3/15/2013	BB	Ba	NR	1,264,412
					3,691,737
	Lodging — 1.0%
1,725,000	San Pasqual Casino, Senior Note, 144A
	8.000%, 9/15/2013	B	B	NR	1,735,781
	Media - Broadcasting & Publishing — 24.5%
235,000	CanWest Media, Inc., Series B, Senior Note
	7.625%, 4/15/2013	B	Ba	NR	255,856
2,005,000	CCH I Holdings LLC, Guaranteed Senior Note, 144A
	10.000%, 5/15/2014	CCC	Ca	CCC	1,473,675
1,613,281	CCH I LLC, Guaranteed Senior Secured Note, 144A
	11.000%, 10/01/2015	CCC	Caa	CCC	1,572,949
1,845,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.000%, 4/30/2012	B	B	B	1,858,837
1,000,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A
	8.375%, 4/30/2014	B	B	B	1,005,000

3,095,000	CSC Holdings, Inc., Series B, Senior Note
	8.125%, 8/15/2009	BB	B	BB	3,118,212
1,035,000	Dex Media, Inc., Note
	8.000%, 11/15/2013	B	B	CCC	1,063,462
650,000	DirecTV Holdings LLC, Senior Note, 144A
	6.375%, 6/15/2015	BB	Ba	BB	645,125
550,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note
	8.375%, 3/15/2013	BB	Ba	BB	600,188
1,400,000	Echostar DBS Corp., Senior Note
	6.625%, 10/01/2014	BB	Ba	BB	1,386,000
1,235,000	Houghton Mifflin Co., Senior Note
	8.250%, 2/01/2011	B	B	B	1,275,138
1,000,000	Liberty Media Corp., Senior Note
	8.500%, 7/15/2029	BB	Ba	BB	968,249
2,340,000	LIN Television Corp., Senior Subordinated Note, 144A
	6.500%, 5/15/2013	B	B	NR	2,217,150
910,000	Mediacom Broadband LLC, Senior Note, 144A
	8.500%, 10/15/2015	B	B	B	878,150
610,000	Mediacom LLC/Mediacom Capital Corp., Senior Note
	9.500%, 1/15/2013	B	B	B	605,425
7,300,000	Ono Finance Plc, Note
	14.000%, 2/15/2011	CCC	Caa	B	8,020,875
1,265,000	Paxson Communications Corp., Senior Subordinated Note,
	10.750%, 7/15/2008	CCC	Caa	NR	1,242,863
5,680,000	Paxson Communications Corp., Senior Subordinated Note, Step-Up
	0.000%/12.250%, 1/15/2009 (b)	CCC	Caa	NR	5,509,600
1,665,000	Primedia, Inc., Senior Note
	8.000%, 5/15/2013	B	B	NR	1,677,488
990,000	Primedia, Inc., Senior Note
	8.875%, 5/15/2011	B	B	NR	1,037,025
3,050,000	RH Donnelley Inc., Senior Subordinated Note
	10.875%, 12/15/2012	B	B	NR	3,423,625
605,000	Rogers Cable, Inc., Senior Secured Note
	7.875%, 5/01/2012	BB	Ba	BB	642,813
1,355,000	Rogers Cable, Inc., Senior Secured Note
	8.750%, 5/01/2032	BB	Ba	BB	1,548,088
610,000	Sinclair Broadcast Group, Inc., Senior Subordinated Note
	8.000%, 3/15/2012	B	B	NR	624,488
1,530,000	Young Broadcasting, Inc., Senior Subordinated Note
	10.000%, 3/01/2011	CCC	Caa	NR	1,445,850
					44,096,131
	Medical Supplies — 1.2%
3,785,000	CDRV Investors, Inc., Senior Note, Step-Up
	0.000%/9.625%, 1/01/2015 (b)	B	Caa	NR	2,157,450
	Metals — 0.7%
750,000	AK Steel Corp., Guaranteed Senior Note
	7.750%, 6/15/2012	B	B	NR	691,875
500,000	IPSCO, Inc., Senior Note
	8.750%, 6/01/2013	BB	Ba	NR	552,500
					1,244,375

	Multiple Utilities — 3.9%
2,650,000	Coastal Corp., Note
	7.750%, 6/15/2010	B	Caa	NR	2,703,000
920,000	Coastal Corp., Senior Note
	9.625%, 5/15/2012	B	Caa	NR	1,016,600
1,970,000	El Paso Natural Gas Co., Note
	8.375%, 6/15/2032	B	B	NR	2,237,605
1,095,000	El Paso Natural Gas Co., Senior Note
	7.625%, 8/01/2010	B	B	NR	1,138,553
					7,095,758
	Oil & Gas — 10.1%
670,000	Chesapeake Energy Corp., Senior Note
	6.875%, 1/15/2016	BB	Ba	BB	681,725
2,380,000	Chesapeake Energy Corp., Senior Note
	7.000%, 8/15/2014	BB	Ba	BB	2,499,000
2,300,000	Dynegy Holdings, Inc., Senior Note, 144A
	10.125%, 7/15/2013	B	B	B	2,564,500
840,000	Forest Oil Corp., Senior Note
	7.750%, 5/01/2014	BB	Ba	NR	892,500
1,710,000	Forest Oil Corp., Senior Note
	8.000%, 12/15/2011	BB	Ba	NR	1,889,550
1,820,000	Kerr-McGee Corp., Note
	6.950%, 7/01/2024	BB	Ba	BB	1,885,882
500,000	Newfield Exploration Co., Senior Note
	7.625%, 3/01/2011	BB	Ba	BB	541,250
3,000,000	Newfield Exploration Co., Senior Subordinated Note
	8.375%, 8/15/2012	BB	Ba	BB	3,240,000
435,000	Southern Natural Gas Co., Note
	8.000%, 3/01/2032	B	B	NR	480,297
1,965,000	Transcontinental Gas Pipe Line Corp., Note
	7.250%, 12/01/2026	B	Ba	BB	2,139,394
1,370,000	Vintage Petroleum, Inc., Senior Note
	8.250%, 5/01/2012	BB	Ba	NR	1,465,900
					18,279,998
	Pharmaceuticals — 2.6%
2,720,000	Athena Neurosciences Finance LLC, Senior Note
	7.250%, 2/21/2008	B	B	NR	2,611,200
1,915,000	Biovail Corp., Senior Subordinated Note
	7.875%, 4/01/2010	BB	B	NR	1,986,813
					4,598,013
	Retailers — 3.8%
2,330,000	Amscan Holdings, Inc., Senior Subordinated Note
	8.750%, 5/01/2014	B	B	NR	2,038,750
1,415,000	Dollarama Group, LP, Senior Subordinated Note, 144A
	8.875%, 8/15/2012	B	B	NR	1,379,625
2,045,000	JC Penney Co., Inc., Note
	8.125%, 4/01/2027	BB	Ba	BB	2,154,919
1,365,000	Jean Coutu Group, Inc., Senior Subordinated Note
	8.500%, 8/01/2014	B	B	NR	1,358,175
					6,931,469

	Telephone Systems — 9.6%
640,000	American Cellular Corp., Series B, Senior Note
	10.000%, 8/01/2011	B	B	NR	697,600
750,000	AT&T Corp., Senior Note
	8.000%, 11/15/2031	BB	Ba	BB	949,688
2,179,889	Calpoint Receivables Structured Trust 2001, Note, 144A
	7.440%, 12/10/2006	NR	Caa	CCC	2,179,889
2,195,000	Centennial Cellular Operating Co./Centennial Communications Corp., Guaranteed Senior Note
	10.125%, 6/15/2013	CCC	B	NR	2,469,375
35,000	Dobson Cellular Systems, Senior Note
	8.375%, 11/01/2011	B	B	NR	36,838
2,740,000	Dobson Communications Corp., Senior Note
	8.875%, 10/01/2013	CCC	Caa	NR	2,740,000
5,530,000	Qwest Corp., Note
	8.875%, 3/15/2012	BB	Ba	BB	6,041,525
665,000	Rogers Wireless Communications, Inc., Senior Secured Note
	7.500%, 3/15/2015	BB	Ba	BB	716,538
1,490,000	Time Warner Telecom Holdings, Inc., Senior Note
	9.250%, 2/15/2014	CCC	B	NR	1,508,625
					17,340,078
	Textiles, Clothing & Fabrics — 2.0%
2,930,000	Broder Brothers, Senior Note
	11.250%, 10/15/2010	CCC	B	NR	2,900,700
700,000	Quiksilver, Inc., Senior Note, 144A
	6.875%, 4/15/2015	BB	B	NR	672,000
					3,572,700
	Transportation — 2.7%
2,640,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Note, 144A
	9.375%, 5/01/2012	B	B	B	2,851,200
175,000	Stena AB, Note
	9.625%, 12/01/2012	BB	Ba	NR	189,875
2,055,000	Stena AB, Senior Note
	7.000%, 12/01/2016	BB	Ba	NR	1,900,875
					4,941,950
	Total Corporate Debt (Identified Cost $249,720,358)				254,096,061

	Total Investments — 143.9%
	(Identified Cost $254,953,174) (a)				259,407,732
	Other Assets, Less Liabilities — 6.1%				10,990,159
	Auction Market Preferred Shares plus cumulative unpaid dividends (50.0%)				(90,084,971)
	Total Net Assets — 100%				$180,312,920

	Notes to Schedule of Investments

(a)	Federal Tax Information:
	At September 30, 2005, the net unrealized appreciation on investments based on cost of $255,417,899 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost				$8,143,657
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value				(4,153,824)
	Net unrealized appreciation				$3,989,833

(b)	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

FRN	Floating Rate Note

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of 144A Securities amounted to $66,387,345 or 36.8% of net assets.

Valuation:  Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  Securities for which closing market prices or market quotations are not available or are not considered by the adviser to be reflective of a security’s market value, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.  Criteria considered in making this determination may include, but is not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer’s position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries.  Securities with remaining maturities of 60 days or less are valued at amortized cost.  This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Reverse Repurchase Agreements:    The fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the adviser. A reverse repurchase agreement involves the sale of a security by the fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the fund may decline below the price of the securities that the fund is obligated to repurchase.   There were no reverse repurchase agreements outstanding at September 30, 2005.

Swap Agreements:    The fund may invest in swap agreements.  A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.  The fund may enter into interest rate swap agreements to manage its exposure to interest rates and credit risk.  Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest.  Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.  Net payments of interest on interest rate swap agreements are included as part of realized gain or loss.  Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.  At September 30, 2005, the fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation

$22,500,000	03/15/06	Agreement with Citibank N.A. dated 03/11/04 to pay the notional amount multiplied by 1.78% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA) adjusted for compounding.	$263,920

$22,500,000	03/15/07	Agreement with Citibank N.A. dated 03/11/04 to pay the notional amount multiplied by 2.27% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA) adjusted for compounding.	$711,355

$22,500,000	09/28/07	Agreement with Citibank N.A. dated 09/24/04 to pay the notional amount multiplied by 3.22% and to receive the notional amount multiplied by the 1 month U.S. Dollars – London Interbank Offered Rate – British Bankers Association (USD – LIBOR – BBA) adjusted for compounding.	$542,213

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers First Trust Income Opportunity Fund

	By:	/s/ Bradley Tank
Bradley Tank, President/Chief Executive Officer

Date	11/16/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Bradley Tank
Bradley Tank, President/Chief Executive Officer

Date	11/16/05

	By:	/s/ Edward Grieb
Edward Grieb, Treasurer/Chief Financial Officer

Date	11/17/05